Current maturities of long term loans (Schedule of Current Maturities of Long Term Loans) (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current maturities of long term loans		€ 5,864	€ 3,103
Linkage terms	3 months EURIBOR
Interest rate	3.43%	3.50%	3.50%
Consumer price index in Israel [Member]
Disclosure of detailed information about borrowings [line items]
Current maturities of long term loans		€ 1,459	€ 1,455
Linkage terms		Consumer price index in Israel
Interest rate		4.65%
EURIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Current maturities of long term loans		€ 4,405	€ 1,648
Linkage terms		EURIBOR
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		1.60%	1.60%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.50%	3.50%